UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number 811-08513
                                                    ---------

                 UMB Scout Kansas Tax-Exempt Bond Fund, Inc.

                              1010 Grand Boulevard
                              Kansas City, MO 64106
                    ----------------------------------------
                    (Address of principal executive offices)

                         Scout Investment Advisors, Inc.
                              1010 Grand Boulevard
                              Kansas City, MO 64106
                    ----------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (816) 860-7512
                                                          --------------
                       Date of fiscal year end: June 30
                                                -------

                 Date of reporting period: September 30, 2004
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ITEM 1.  SCHEDULE OF INVESTMENTS

UMB Scout Kansas Tax-Exempt Bond Fund, Inc.
Schedule of Investments
September 30, 2004 (Unaudited)

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UMB SCOUT KANSAS TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                   VALUE

KANSAS - 95.8%
             Barton County, Kansas, Series A,
               Unified School District 428
    $150,000      4.75%, 09/01/11                                      $161,320
             Concordia, Kansas, Water & Sewer Rev.
      55,000      4.70%, 11/01/07                                        59,028
             Derby, Kansas, G.O., Series A
      25,000      4.65%, 06/01/09                                        25,833
             Douglas County, Kansas, Series A,
               Unified School District 497
     200,000      4.30%, 09/01/05                                       204,742
             Ellsworth, Kansas, Public Building Rev.
      10,000      4.50%, 06/01/05                                        10,087
      20,000      4.70%, 06/01/07                                        20,308
             Finney County, Kansas, G.O.
      50,000      5.50%, 10/01/04                                        50,000
      50,000      4.30%, 12/01/11                                        51,636
             Garden City, Kansas
      50,000      4.10%, 11/01/04                                        50,082
             Hays, Kansas
      50,000      4.40%, 09/01/10                                        51,961
             Johnson County, Kansas, Park Facility
     100,000      4.90%, 09/01/09                                       104,731
             Johnson County, Kansas,
               Unified School District 229,
                  Series A
      50,000      5.13%, 10/01/06                                        53,132
             Johnson County, Kansas,
               Unified School District 232
     100,000      5.00%, 03/01/05                                       101,396
             Johnson County, Kansas,
               Unified School District 233
     250,000      4.00%, 09/01/12                                       259,937
             Johnson County, Kansas,
               Unified School District 512
      50,000      4.95%, 10/01/09                                        53,358
     100,000      5.00%, 10/01/09                                       105,319
     200,000      4.89%, 10/01/19                                       220,298
             Johnson County, Kansas,
               Water District 001, Water Rev.
     100,000      4.90%, 06/01/12                                       107,672
             Kansas State Dept. of Transportation
     200,000      Variable Rate, 09/01/20                               200,000
     360,000      Variable Rate, 09/01/20                               360,000
             Kansas State Turnpike Authority,
               Highway Rev.
     200,000      4.00%, 09/01/13                                       206,988

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             Leawood, Kansas, Series A
     100,000      4.40%, 09/01/13                                       105,416
             Lenexa, Kansas
      35,000      5.00%, 09/01/05                                        36,052
             Lyon County, Kansas, Sales Tax Rev.
     100,000      4.70%, 09/01/09                                       105,608
             Manhattan, Kansas Ser A
     100,000      3.00%, 11/01/04                                       100,100
             Merriam, Kansas
     115,000      3.00%, 10/01/06                                       117,435
             Miami County, Kansas,
               Unified School District 367
     100,000      4.35%, 09/01/05                                       102,443
     100,000      4.30%, 09/01/11                                       104,006
             Olathe, Kansas, Series 199
      80,000      4.25%, 04/01/08                                        84,925
             Overland Park, Kansas,
               Public Improvements, Series A
     100,000      4.125%, 09/01/08                                      106,316
             Riley County, Kansas
     100,000      4.00%, 11/01/04                                       100,173
             Russell, Kansas
     100,000      3.10%, 12/01/04                                       100,159
             Salina, Kansas, Water & Sewer, Series B
     175,000      2.50%, 08/01/06                                       176,964
     100,000      4.40%, 10/01/08                                       107,210
             Sedgwick County, Kansas,
               Unified School District 260, Series A
     200,000      4.00%, 10/01/06                                       208,120
             Sedgwick County, Kansas,
               Unified School District 261
      50,000      4.10%, 11/01/09                                        53,101
             Sedgwick County, Kansas,
               Unified School District 265
     340,000      5.40%, 10/01/05                                       340,000
      50,000      4.25%, 10/01/08                                        53,440
             Seward County, Kansas, Series A
     100,000      4.00%, 08/01/08                                       105,508
             Shawnee County, Kansas,
               Unified School District 501
      50,000      4.30%, 02/01/05                                        50,438
      50,000      4.00%, 08/01/06                                        51,898
     150,000      4.63%, 08/01/13                                       155,492
      75,000      4.63%, 08/01/14                                        77,638
             Topeka, Kansas, Refunding & Improvement Rev.,
               Series A
     100,000      4.30%, 08/15/05                                       101,026
             Topeka, Kansas, Water & Water Pollution
               Control Utility Rev., Series A
     100,000      5.00%, 08/01/15                                       108,526
     100,000      5.35%, 08/01/22                                       107,435
             Wichita, Kansas, Series 752
     100,000      4.50%, 09/01/09                                       102,746
             Wyandotte County, Kansas,
               Unified School District 204
      35,000      4.80%, 09/01/07                                        37,711
             Wyandotte County, Kansas,
               Utility System Revenue
      50,000      4.25%, 09/01/09                                        53,466
                                                                ----------------
TOTAL KANSAS (COST $5,263,546) - 95.8%                                5,411,180
                                                                ----------------

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PUERTO RICO - 1.9%
             Puerto Rico, Infrastructure
               Financing Authority
     100,000      4.75%, 10/01/11                                       109,156
                                                                ----------------


TOTAL INVESTMENTS (COST $5,370,520) - 97.7%                           5,520,336

Other assets less liabilities - 2.3%                                    129,479
                                                                ----------------

TOTAL NET ASSETS - 100.0%                                            $5,649,815
(equivalent to $10.02 per share; 10,000,000                     ================
shares of $1.00 par value capital shares authorized;
563,962 shares outstanding)

See accompanying Notes to Financial Statements.

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ITEM 2.  CONTROLS AND PROCEDURES

a) The Registrant's principal executive office and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant's service provider.

b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's most recently ended fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

(a)Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UMB Scout Kansas Tax-Exempt Bond Fund, Inc.
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/s/ James L. Moffett
---------------------
James L. Moffett
Principal Executive Officer
November 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ James L. Moffett
---------------------
James L. Moffett
Principal Executive Officer
November 26, 2004

/s/ Barbara J. Demmer
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Barbara J. Demmer
Principal Financial Officer
November 26, 2004